CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Common Stock [Member]
Statement [Line Items]
Beginning balance, value	$ 13,609	$ 11,986
Beginning balance, shares	136,091,400	119,858,700
Stock based compensation
Net income
Ending balance, value	$ 13,609	$ 11,986
Ending balance, shares	136,091,400	119,858,700
Additional Paid-in Capital [Member]
Statement [Line Items]
Beginning balance, value	$ 16,652,603	$ 16,056,561
Stock based compensation	22,000	11,888
Net income
Ending balance, value	16,674,603	16,068,449
Retained Earnings [Member]
Statement [Line Items]
Beginning balance, value	(11,702,798)	(11,019,140)
Stock based compensation
Net income	239,461	261,944
Ending balance, value	(11,463,337)	(10,757,196)
Beginning balance, value	4,963,414	5,049,407
Stock based compensation	22,000	11,888
Net income	239,461	261,944
Ending balance, value	$ 5,224,875	$ 5,323,239